Operating segments - additional information	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Operating segments - additional information
3 Operating segments – additional information
Consolidated sales revenue by destination(a)

	2019%	Adjusted(b) 2018%	Adjusted(b) 2017%	2019 US$m	Adjusted(b) 2018 US$m	Adjusted(b) 2017 US$m
China	51.3	44.6	44.2	22,135	18,061	17,706
Asia (excluding China and Japan)	10.6	11.5	12.8	4,558	4,665	5,108
United States of America	14.2	15.6	14.3	6,125	6,337	5,705
Japan	8.9	9.6	11.7	3,855	3,873	4,701
Europe (excluding UK)	6.0	9.3	7.8	2,610	3,788	3,140
Canada	3.3	3.3	2.8	1,478	1,330	1,114
Australia	1.7	1.8	1.8	737	720	710
UK	0.6	0.7	0.8	248	264	325
Other countries	3.4	3.6	3.8	1,419	1,484	1,521
Consolidated sales revenue	100	100	100	43,165	40,522	40,030

(a)
Consolidated sales revenue by geographical destination is based on the ultimate country of destination of the product, if known. If the eventual destination of the product sold through traders is not known then revenue is allocated to the location of the product at the time when control is transferred. Rio Tinto is domiciled in both the UK and Australia.

(b)
The 2018 and 2017 comparatives have been amended to correct the allocation of sales revenue by destination. This resulted in an increase in sales to the United States of America (2018: US$59 million, decrease in 2017: US$11 million); and to Europe (excluding UK) (2018: US$82 million; 2017: US$125 million) with a corresponding decrease in sales to the UK (2018: US$122 million, 2017: US$124 million), Canada (2018: US$10 million, increase in 2017: US$3 million) and Other countries (2018: US$9 million, increase in 2017: US$7 million).

Consolidated sales revenue by product
Consolidated sales revenues of the Group are derived from the following products sold to external customers:

	Revenue from contracts with customers 2019 US$m	Other revenue(a) 2019 US$m	Consolidated sales revenue 2019 US$m
Iron ore	25,516	229	25,745
Aluminium	10,207	(32)	10,175
Copper	2,030	(7)	2,023
Coal	—	—	—
Industrial minerals	2,251	(12)	2,239
Gold	667	2	669
Diamonds	619	—	619
Other	1,697	(2)	1,695
Consolidated sales revenue	42,987	178	43,165
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales			2,202
Gross sales revenue			45,367

	Adjusted(b) revenue from contracts with customers 2018 US$m	Other revenue(a) 2018 US$m	Adjusted(b) Consolidated sales revenue 2018 US$m	Adjusted(b) Consolidated sales revenue 2017 US$m
Iron ore	19,888	(21)	19,867	20,010
Aluminium	12,041	(22)	12,019	10,864
Copper	2,420	(32)	2,388	1,760
Coal	986	3	989	2,822
Industrial minerals	2,168	—	2,168	2,085
Gold	869	—	869	378
Diamonds	695	—	695	706
Other	1,527	—	1,527	1,405
Consolidated sales revenue	40,594	(72)	40,522	40,030
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales			2,313	1,837
Gross sales revenue			42,835	41,867

(a)
Certain of the Group's products may be provisionally priced at the date revenue is recognised. The change in value of the provisionally priced receivables is based on relevant forward market prices and is included in “Other revenue” above. In 2017 there was no equivalent requirement under IAS 18 to separate out such provisional price movements and therefore this was not disclosed.

(b)
The 2018 and 2017 comparatives have been amended to correct the allocation of sales revenue by product. The most significant impacts are a decrease in Other product revenues (2018: US$75 million, 2017: US$25 million) and an increase in Industrial minerals revenues (2018: US$75 million, 2017: US$25 million).

3 Operating segments – additional information continued
Non-current assets other than excluded items(a)
The total of non-current assets other than items excluded is shown by location below.

	2019 US$m	2018 US$m
Australia	27,944	28,592
Canada	14,644	13,775
Mongolia	9,187	9,912
United States of America	5,459	4,815
Africa	3,583	3,476
South America	2,652	3,047
Europe (excluding France and the UK)	193	50
UK	158	59
France	64	79
Other countries	1,314	850
Total non-current assets other than excluded items	65,198	64,655

Non-current assets excluded from analysis above:
Deferred tax assets	3,102	3,137
Other financial assets(b)	635	814
Quasi equity loans to equity accounted units(b)	113	129
Tax recoverable	5	8
Trade and other receivables	1,446	1,304
Total non-current assets per balance sheet	70,499	70,047

(a)
Allocation of non-current assets by country is based on the location of the business units holding the assets. It includes investments in equity accounted units totalling US$3,858 million (2018: US$4,170 million) which represents the Group’s share of net assets excluding quasi equity loans shown separately above.

(b)
Loans to equity accounted units comprise quasi equity loans of US$113 million (2018: US$129 million) included in “Investments in equity accounted units” on the face of the balance sheet and non-current non-quasi equity loans of US$39 million (2018: US$38 million) shown within “Other financial assets”.